RELATED PARTY TRANSACTIONS CASH COMMITMENT IN CONNECTION WITH THE OPERATIONS OF STEVIA TECHNEW (Details) (USD $)	Jul. 05, 2012	Jul. 01, 2011
RELATED PARTY TRANSACTIONS CASH COMMITMENT IN CONNECTION WITH THE OPERATIONS OF STEVIA TECHNEW
Percentage Owned By Stevia Asia 1	70.00%
Percentage Owned By Technew 1	30.00%
Contribution per month related party	$ 2,000,000
Total contribution related party	2,000,000
Company leases certain office space with Leverage Investments, LLC	$ 500	$ 500